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Writer’s Direct Line: 858-720-8943
jtishler@sheppardmullin.com

August 12, 2011

VIA EDGAR

Christian Windsor
Special Counsel
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 3720
Washington, DC 20549

Re:	Tree.com, Inc.
Post-Effective Amendment No. 4 to Registration Statement on Form S-1
Filed August 3, 2011
File No. 333-152700

Dear Mr. Windsor:

Reference is made to the letter dated August 11, 2011 (“Comment Letter”) from the staff of the Division of Corporation Finance (the “Staff”) to Tree.com, Inc (the “Company”).  In reply to the Comment Letter, we submit the following responses on behalf of the Company. For your convenience, we have reprinted the Staff’s original comments, followed by our response.

Post-Effective Amendment No. 4 to Registration Statement on Form S-1

General

Comment 1:

1.                                      It appears that the information contained in the prospectus was more than 16 months old prior to the filing of your post-effective amendment. Please tell us whether any offers or sales were made pursuant to the prospectus at a time when the prospectus was stale. Refer to Securities Act Section 10(a)(3) and Regulation C, Rule 427.

Response:

The Company confirms that no offers or sales were made pursuant to the prospectus during the time that the prospectus was unavailable.

Comment 2:

2.             Please note the updating requirements of Rule 8-08 of Regulation S-X.

Response:

The Company hereby acknowledges the updating requirements of Rule 8-08 of Regulation S-X.

* * *

The Company acknowledges that:

•                  should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•                  the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

We are available to discuss any supplemental comments or questions you may have by telephone if you so desire. If you would like to discuss these matters, please do not hesitate to contact me at (858) 720-8943 or Jeralin R. Cardoso at (858) 720-7431.

Sincerely,

/s/ John D. Tishler

John D. Tishler

for SHEPPARD, MULLIN, RICHTER & HAMPTON LLP

cc:	Katharine Pierce, Esq., Tree.com, Inc.
Jeralin R. Cardoso, Esq., Sheppard, Mullin, Richter & Hampton LLP
Matt McNair, Esq., Division of Corporation Finance